Shareholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Stockholders Equity Note [Line Items]
Annual dividends per common share	¥ 220	¥ 220	¥ 220
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%
Percentage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%
Retained earnings, reserve	¥ 201,490	¥ 198,605
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method	3,063,866
Parent Company
Stockholders Equity Note [Line Items]
Retained earnings, available for dividend payments	10,276,666	¥ 9,958,581
Cash dividends included in retained earnings at year-end	¥ 331,938
Cash dividends per common share	¥ 120